T. ROWE PRICE Equity Index 500 Portfolio
March 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.1%
COMMUNICATION
SERVICES 10.8%
Diversified Telecommunication
Services 1.4%
AT&T  4,995 151
Lumen Technologies  690 9
Verizon Communications  2,897 169
329
Entertainment 2.1%
Activision Blizzard  542 50
Electronic Arts  202 27
Live Nation Entertainment (1) 101 9
Netflix (1) 311 162
Take-Two Interactive Software (1) 81 14
Walt Disney (1) 1,272 235
497
Interactive Media & Services 5.8%
Alphabet, Class A (1) 210 433
Alphabet, Class C (1) 202 418
Facebook, Class A (1) 1,685 496
Twitter (1) 560 36
1,383
Media 1.3%
Charter Communications, Class A (1) 99 61
Comcast, Class A  3,197 173
Discovery, Class A (1)(2) 110 5
Discovery, Class C (1) 198 7
DISH Network, Class A (1) 172 6
Fox, Class A  234 8
Fox, Class B  105 4
Interpublic Group  276 8
News, Class A  277 7
News, Class B  86 2
Omnicom Group  150 11
ViacomCBS, Class B  410 19
311
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 411 51
51
Total Communication Services 2,571
CONSUMER
DISCRETIONARY 12.2%
Auto Components 0.1%
Aptiv (1) 189 26
BorgWarner  168 8
34
Automobiles 1.9%
Ford Motor (1) 2,749 34
General Motors  883 51
Tesla (1) 538 359
444
Shares/Par $ Value
(Cost and value in $000s)
Distributors 0.1%
Genuine Parts  102 12
LKQ (1) 195 8
Pool  28 10
30
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 29 68
Caesars Entertainment (1) 146 13
Carnival (1) 566 15
Chipotle Mexican Grill (1) 20 28
Darden Restaurants  92 13
Domino's Pizza  27 10
Expedia Group  96 17
Hilton Worldwide Holdings (1) 194 23
Las Vegas Sands  233 14
Marriott International, Class A (1) 186 28
McDonald's  524 117
MGM Resorts International  288 11
Norwegian Cruise Line Holdings (1) 258 7
Penn National Gaming (1) 104 11
Royal Caribbean Cruises  155 13
Starbucks  824 90
Wynn Resorts (1) 74 9
Yum! Brands  211 23
510
Household Durables 0.4%
DR Horton  232 21
Garmin  106 14
Leggett & Platt  94 4
Lennar, Class A  192 19
Mohawk Industries (1) 42 8
Newell Brands  263 7
NVR (1) 2 9
PulteGroup  190 10
Whirlpool  44 10
102
Internet & Direct Marketing
Retail 4.1%
Amazon.com (1) 300 928
eBay  454 28
Etsy (1) 89 18
974
Leisure Products 0.0%
Hasbro  90 9
9
Multiline Retail 0.5%
Dollar General  172 35
Dollar Tree (1) 164 19
Target  352 69
123
Specialty Retail 2.3%
Advance Auto Parts  46 9
AutoZone (1) 16 23
Best Buy  163 19
CarMax (1) 114 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Gap (1) 146 4
Home Depot  754 230
L Brands (1) 166 10
Lowe's  514 98
O'Reilly Automotive (1) 49 25
Ross Stores  249 30
TJX  832 55
Tractor Supply  81 14
Ulta Beauty (1) 40 12
544
Textiles, Apparel & Luxury
Goods 0.7%
Hanesbrands  247 5
NIKE, Class B  892 119
PVH  50 5
Ralph Lauren  33 4
Tapestry  197 8
Under Armour, Class A (1) 136 3
Under Armour, Class C (1) 135 2
VF  224 18
164
Total Consumer Discretionary 2,934
CONSUMER STAPLES 6.2%
Beverages 1.5%
Brown-Forman, Class B  128 9
Coca-Cola  2,711 143
Constellation Brands, Class A  119 27
Molson Coors Beverage, Class B  131 7
Monster Beverage (1) 259 23
PepsiCo  968 137
346
Food & Staples Retailing 1.3%
Costco Wholesale  310 109
Kroger  529 19
Sysco  357 28
Walgreens Boots Alliance  497 28
Walmart  973 132
316
Food Products 1.0%
Archer-Daniels-Midland  393 22
Campbell Soup  144 7
Conagra Brands  343 13
General Mills  422 26
Hershey  103 16
Hormel Foods  189 9
J M Smucker  77 10
Kellogg  180 11
Kraft Heinz  449 18
Lamb Weston Holdings  104 8
McCormick  175 16
Mondelez International, Class A  991 58
Tyson Foods, Class A  208 16
230
Household Products 1.5%
Church & Dwight  172 15
Shares/Par $ Value
(Cost and value in $000s)
Clorox  89 17
Colgate-Palmolive  595 47
Kimberly-Clark  238 33
Procter & Gamble  1,718 233
345
Personal Products 0.2%
Estee Lauder, Class A  159 46
46
Tobacco 0.7%
Altria Group  1,297 66
Philip Morris International  1,094 97
163
Total Consumer Staples 1,446
ENERGY 2.8%
Energy Equipment & Services 0.2%
Baker Hughes  486 10
Halliburton  626 13
NOV  275 4
Schlumberger  976 27
54
Oil, Gas & Consumable Fuels 2.6%
APA  267 5
Cabot Oil & Gas  282 5
Chevron  1,351 141
ConocoPhillips  950 50
Devon Energy  406 9
Diamondback Energy  127 9
EOG Resources  408 30
Exxon Mobil  2,970 166
Hess  194 14
HollyFrontier  102 4
Kinder Morgan  1,361 23
Marathon Oil  559 6
Marathon Petroleum  455 24
Occidental Petroleum  589 16
ONEOK  315 16
Phillips 66  306 25
Pioneer Natural Resources  143 23
Valero Energy  286 20
Williams  848 20
606
Total Energy 660
FINANCIALS 11.2%
Banks 4.4%
Bank of America  5,320 206
Citigroup  1,465 107
Citizens Financial Group  302 13
Comerica  99 7
Fifth Third Bancorp  495 19
First Republic Bank  122 20
Huntington Bancshares  713 11
JPMorgan Chase  2,132 325
KeyCorp  686 14
M&T Bank  91 14

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
People's United Financial  301 5
PNC Financial Services Group  298 52
Regions Financial  671 14
SVB Financial Group (1) 37 18
Truist Financial  935 54
U.S. Bancorp  951 53
Wells Fargo  2,893 113
Zions Bancorp  116 6
1,051
Capital Markets 2.9%
Ameriprise Financial  82 19
Bank of New York Mellon  558 26
BlackRock  99 75
Cboe Global Markets  77 8
Charles Schwab  1,047 68
CME Group  252 51
Franklin Resources  193 6
Goldman Sachs Group  241 79
Intercontinental Exchange  395 44
Invesco  267 7
MarketAxess Holdings  26 13
Moody's  113 34
Morgan Stanley  1,054 82
MSCI  58 24
Nasdaq  80 12
Northern Trust  146 15
Raymond James Financial  86 11
S&P Global  168 59
State Street  247 21
T. Rowe Price Group (3) 160 27
681
Consumer Finance 0.6%
American Express  459 65
Capital One Financial  322 41
Discover Financial Services  214 20
Synchrony Financial  385 16
142
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1) 1,334 341
341
Insurance 1.9%
Aflac  449 23
Allstate  212 24
American International Group  608 28
Aon, Class A  159 37
Arthur J Gallagher  136 17
Assurant  42 6
Chubb  316 50
Cincinnati Financial  106 11
Everest Re Group  28 7
Globe Life  68 7
Hartford Financial Services Group  244 16
Lincoln National  129 8
Loews  159 8
Marsh & McLennan  355 43
MetLife  527 32
Shares/Par $ Value
(Cost and value in $000s)
Principal Financial Group  171 10
Progressive  411 39
Prudential Financial  277 25
Travelers  177 27
Unum Group  144 4
W R Berkley  100 8
Willis Towers Watson  91 21
451
Total Financials 2,666
HEALTH CARE 12.9%
Biotechnology 1.8%
AbbVie  1,240 134
Alexion Pharmaceuticals (1) 153 23
Amgen  405 101
Biogen (1) 107 30
Gilead Sciences  873 56
Incyte (1) 132 11
Regeneron Pharmaceuticals (1) 74 35
Vertex Pharmaceuticals (1) 182 39
429
Health Care Equipment &
Supplies 3.6%
Abbott Laboratories  1,243 149
ABIOMED (1) 32 10
Align Technology (1) 50 27
Baxter International  354 30
Becton Dickinson & Company  203 49
Boston Scientific (1) 994 38
Cooper  34 13
Danaher  445 100
DENTSPLY SIRONA  155 10
DexCom (1) 67 24
Edwards Lifesciences (1) 439 37
Hologic (1) 182 14
IDEXX Laboratories (1) 60 29
Intuitive Surgical (1) 82 61
Medtronic  945 112
ResMed  101 20
STERIS  60 11
Stryker  229 56
Teleflex  33 14
Varian Medical Systems (1) 65 11
West Pharmaceutical Services  52 15
Zimmer Biomet Holdings  145 23
853
Health Care Providers &
Services 2.7%
AmerisourceBergen  104 12
Anthem  172 62
Cardinal Health  208 13
Centene (1) 406 26
Cigna  246 59
CVS Health  912 69
DaVita (1) 51 5
HCA Healthcare  185 35
Henry Schein (1) 101 7

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Humana  90 38
Laboratory Corp. of America
Holdings (1) 69 18
McKesson  112 22
Quest Diagnostics  95 12
UnitedHealth Group  662 246
Universal Health Services, Class B  55 7
631
Health Care Technology 0.1%
Cerner  217 16
16
Life Sciences Tools & Services 1.1%
Agilent Technologies  214 27
Bio-Rad Laboratories, Class A (1) 15 9
Illumina (1) 102 39
IQVIA Holdings (1) 134 26
Mettler-Toledo International (1) 16 18
PerkinElmer  79 10
Thermo Fisher Scientific  276 126
Waters (1) 44 13
268
Pharmaceuticals 3.6%
Bristol-Myers Squibb  1,562 99
Catalent (1) 117 12
Eli Lilly  558 104
Johnson & Johnson  1,834 301
Merck  1,767 136
Perrigo  87 4
Pfizer  3,899 141
Viatris (1) 835 12
Zoetis  334 53
862
Total Health Care 3,059
INDUSTRIALS & BUSINESS
SERVICES 8.8%
Aerospace & Defense 1.7%
Boeing (1) 385 98
General Dynamics  162 30
Howmet Aerospace (1) 277 9
Huntington Ingalls Industries  29 6
L3Harris Technologies  144 29
Lockheed Martin  173 64
Northrop Grumman  108 35
Raytheon Technologies  1,066 82
Teledyne Technologies (1) 26 11
Textron  162 9
TransDigm Group (1) 38 22
395
Air Freight & Logistics 0.7%
CH Robinson Worldwide  96 9
Expeditors International of Washington  119 13
FedEx  170 48
United Parcel Service, Class B  503 86
156
Shares/Par $ Value
(Cost and value in $000s)
Airlines 0.3%
Alaska Air Group (1) 88 6
American Airlines Group (1) 433 10
Delta Air Lines (1) 450 22
Southwest Airlines  417 25
United Airlines Holdings (1) 205 12
75
Building Products 0.5%
A.O. Smith  96 7
Allegion  65 8
Carrier Global  570 24
Fortune Brands Home & Security  98 9
Johnson Controls International  507 30
Masco  183 11
Trane Technologies  168 28
117
Commercial Services &
Supplies 0.4%
Cintas  62 21
Copart (1) 147 16
Republic Services  149 15
Rollins  157 6
Waste Management  274 35
93
Construction & Engineering 0.0%
Quanta Services  98 9
9
Electrical Equipment 0.6%
AMETEK  161 20
Eaton  279 39
Emerson Electric  421 38
Generac Holdings (1) 44 14
Rockwell Automation  82 22
133
Industrial Conglomerates 1.2%
3M  406 78
General Electric  6,147 81
Honeywell International  488 106
Roper Technologies  73 29
294
Machinery 1.8%
Caterpillar  382 88
Cummins  103 27
Deere  220 82
Dover  102 14
Fortive  239 17
IDEX  53 11
Illinois Tool Works  203 45
Ingersoll Rand (1) 263 13
Otis Worldwide  287 20
PACCAR  245 23
Parker-Hannifin  91 29
Pentair  118 7
Snap-on  38 9
Stanley Black & Decker  112 22

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Westinghouse Air Brake Technologies  127 10
Xylem  128 13
430
Professional Services 0.4%
Equifax  86 16
IHS Markit  261 25
Jacobs Engineering Group  92 12
Leidos Holdings  95 9
Nielsen Holdings  253 7
Robert Half International  81 6
Verisk Analytics  115 20
95
Road & Rail 1.0%
CSX  535 52
JB Hunt Transport Services  59 10
Kansas City Southern  64 17
Norfolk Southern  177 47
Old Dominion Freight Line  67 16
Union Pacific  470 104
246
Trading Companies &
Distributors 0.2%
Fastenal  402 20
United Rentals (1) 51 17
WW Grainger  31 12
49
Total Industrials & Business Services 2,092
INFORMATION
TECHNOLOGY 26.3%
Communications Equipment 0.8%
Arista Networks (1) 38 11
Cisco Systems  2,952 153
F5 Networks (1) 43 9
Juniper Networks  234 6
Motorola Solutions  118 22
201
Electronic Equipment, Instruments
& Components 0.7%
Amphenol, Class A  419 28
CDW  99 16
Corning  531 23
FLIR Systems  93 5
IPG Photonics (1) 25 5
Keysight Technologies (1) 131 19
TE Connectivity  231 30
Trimble (1) 176 14
Zebra Technologies, Class A (1) 37 18
158
IT Services 5.1%
Accenture, Class A  444 123
Akamai Technologies (1) 114 12
Automatic Data Processing  300 56
Broadridge Financial Solutions  82 13
Cognizant Technology Solutions,
Class A  365 28
Shares/Par $ Value
(Cost and value in $000s)
DXC Technology  180 6
Fidelity National Information Services  437 61
Fiserv (1) 405 48
FleetCor Technologies (1) 59 16
Gartner (1) 63 11
Global Payments  207 42
International Business Machines  627 84
Jack Henry & Associates  54 8
Mastercard, Class A  614 219
Paychex  224 22
PayPal Holdings (1) 821 199
VeriSign (1) 70 14
Visa, Class A  1,190 252
Western Union  291 7
1,221
Semiconductors & Semiconductor
Equipment 5.5%
Advanced Micro Devices (1) 847 67
Analog Devices  260 40
Applied Materials  643 86
Broadcom  284 132
Enphase Energy (1) 89 14
Intel  2,850 182
KLA  108 36
Lam Research  100 60
Maxim Integrated Products  189 17
Microchip Technology  184 29
Micron Technology (1) 784 69
Monolithic Power Systems  30 11
NVIDIA  435 232
NXP Semiconductors  194 39
Qorvo (1) 79 15
QUALCOMM  794 105
Skyworks Solutions  116 21
Teradyne  118 14
Texas Instruments  644 122
Xilinx  171 21
1,312
Software 8.2%
Adobe (1) 336 160
ANSYS (1) 60 20
Autodesk (1) 155 43
Cadence Design Systems (1) 195 27
Citrix Systems  86 12
Fortinet (1) 95 18
Intuit  192 74
Microsoft  5,282 1,245
NortonLifeLock  408 9
Oracle  1,301 91
Paycom Software (1) 34 13
salesforce.com (1) 642 136
ServiceNow (1) 137 68
Synopsys (1) 107 26
Tyler Technologies (1) 28 12
1,954

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Technology Hardware, Storage &
Peripherals 6.0%
Apple  11,051 1,350
Hewlett Packard Enterprise  912 14
HP  879 28
NetApp  158 12
Seagate Technology  141 11
Western Digital  212 14
1,429
Total Information Technology 6,275
MATERIALS 2.7%
Chemicals 1.9%
Air Products & Chemicals  155 44
Albemarle  81 12
Celanese  80 12
CF Industries Holdings  152 7
Corteva  516 24
Dow  519 33
DuPont de Nemours  379 29
Eastman Chemical  96 11
Ecolab  175 37
FMC  92 10
International Flavors & Fragrances  175 24
Linde  367 103
LyondellBasell Industries, Class A  182 19
Mosaic  240 8
PPG Industries  167 25
Sherwin-Williams  57 42
440
Construction Materials 0.1%
Martin Marietta Materials  44 15
Vulcan Materials  94 16
31
Containers & Packaging 0.3%
Amcor  1,091 13
Avery Dennison  59 11
Ball  229 19
International Paper  269 14
Packaging Corp. of America  67 9
Sealed Air  110 5
Westrock  186 10
81
Metals & Mining 0.4%
Freeport-McMoRan (1) 1,018 33
Newmont  561 34
Nucor  209 17
84
Total Materials 636
REAL ESTATE 2.5%
Equity Real Estate Investment
Trusts 2.4%
Alexandria Real Estate Equities, REIT  86 14
American Tower  311 74
AvalonBay Communities, REIT  97 18
Shares/Par $ Value
(Cost and value in $000s)
Boston Properties, REIT  99 10
Crown Castle International, REIT  303 52
Digital Realty Trust, REIT  197 28
Duke Realty, REIT  264 11
Equinix, REIT  63 43
Equity Residential, REIT  239 17
Essex Property Trust, REIT  46 13
Extra Space Storage, REIT  92 12
Federal Realty Investment Trust, REIT  49 5
Healthpeak Properties, REIT  379 12
Host Hotels & Resorts, REIT  500 8
Iron Mountain, REIT  204 8
Kimco Realty, REIT  306 6
Mid-America Apartment Communities,
REIT  81 12
Prologis, REIT  520 55
Public Storage, REIT  107 26
Realty Income, REIT  249 16
Regency Centers, REIT  110 6
SBA Communications, REIT  77 21
Simon Property Group, REIT  229 26
UDR, REIT  209 9
Ventas, REIT  265 14
Vornado Realty Trust, REIT  111 5
Welltower, REIT  294 21
Weyerhaeuser, REIT  522 19
561
Real Estate Management &
Development 0.1%
CBRE Group, Class A (1) 235 19
19
Total Real Estate 580
UTILITIES 2.7%
Electric Utilities 1.7%
Alliant Energy  177 10
American Electric Power  348 29
Duke Energy  539 52
Edison International  268 16
Entergy  142 14
Evergy  161 10
Eversource Energy  240 21
Exelon  681 30
FirstEnergy  382 13
NextEra Energy  1,368 103
NRG Energy  173 7
Pinnacle West Capital  80 7
PPL  535 15
Southern  740 46
Xcel Energy  367 24
397
Gas Utilities 0.0%
Atmos Energy  88 9
9

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Independent Power & Renewable
Electricity Producers 0.1%
AES  471 13
13
Multi-Utilities 0.8%
Ameren  174 14
CenterPoint Energy  381 9
CMS Energy  203 12
Consolidated Edison  241 18
Dominion Energy  565 43
DTE Energy  137 18
NiSource  272 7
Public Service Enterprise Group  347 21
Sempra Energy  212 28
WEC Energy Group  221 21
191
Water Utilities 0.1%
American Water Works  128 19
19
Total Utilities 629
Total Common Stocks (Cost $6,546) 23,548
EQUITY MUTUAL FUNDS 0.3%
iShares Core S&P 500 ETF  168 67
Total Equity Mutual Funds (Cost $50) 67
Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 0.04% (3)(4) 200,980 201
201
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%,
12/30/21 (5) 20,000 20
20
Total Short-Term Investments (Cost
$221) 221
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund,
0.08% (3)(4) 441 4
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 4
Total Securities Lending Collateral
(Cost $4) 4
Total Investments in
Securities 100.3%
(Cost $6,821) $ 23,840
Other Assets Less Liabilities (0.3)% (70)
Net Assets 100.0% $ 23,770
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 6/21 198 $ —
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on open futures contracts $ 1

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ 3 $ —
T. Rowe Price Government Reserve Fund, 0.04% — — —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ 3 $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Group  $ 24 $ — $ — $ 27
T. Rowe Price Government Reserve Fund, 0.04% 176  ¤  ¤ 201
T. Rowe Price Short-Term Fund, 0.08% 19  ¤  ¤ 4
Total $ 232^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $216.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Equity Index 500 Portfolio

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E308-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,548 $ — $ — $ 23,548
Equity Mutual Funds 67 — — 67
Short-Term Investments 201 20 — 221
Securities Lending Collateral 4 — — 4
Total Securities 23,820 20 — 23,840
Futures Contracts* — — — —
Total $ 23,820 $ 20 $ — $ 23,840
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.